Shareholder Report, Holdings (Details) - Master Small Cap Index Series	Jun. 30, 2024	[1],[2]
iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Abercrombie & Fitch Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Vaxcyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fluor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[3]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[3]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[3]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[3]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[3]
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3]
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3],[4]
Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)

[1]	Excludes short-term securities.
[2]	Excludes underlying investment in total return swaps.
[3]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[4]	Ten largest sectors are presented. Additional sectors are found in Other.